Commitments and Contingencies - Schedule of Contractual Obligations (Details) - HKD ($)		Sep. 30, 2024	Sep. 30, 2023
Commitments and Contingencies - Schedule of Contractual Obligations (Details) [Line Items]
Operating lease payment – short-term leases		$ 198,000	$ 521,065
Non-cancellable purchase contracts	[1]	14,401,405	9,296,574
Total		14,599,405	9,817,639
Within 1 Year [Member]
Commitments and Contingencies - Schedule of Contractual Obligations (Details) [Line Items]
Operating lease payment – short-term leases		198,000	521,065
Non-cancellable purchase contracts	[1]	14,401,405	9,296,574
Total		14,599,405	9,817,639
Within 1-2 Years [Member]
Commitments and Contingencies - Schedule of Contractual Obligations (Details) [Line Items]
Operating lease payment – short-term leases
Non-cancellable purchase contracts	[1]
Total

[1]	Mainly refers to the target or minimum purchases from vendors pursuant to distributor agreements with certain vendors. The distributor agreements cover the period of 12 months.